As filed with the Securities and Exchange Commission on March 24, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

Balter Long/Short Equity Fund

SCHEDULE OF INVESTMENTS
AT JANUARY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 50.1%
Capital Goods: 2.7%
13,350	Albany International Corp.	$461,510
130,675	GenCorp, Inc. * ^	2,224,088
		2,685,598
Commercial & Professional Services: 0.5%
61,500	Sanix, Inc.	531,511

Consumer Durables & Apparel: 1.0%
82,632	West Holdings Corp.	1,057,871

Consumer Services: 0.8%
314,136	Future Bright Holdings Ltd.	178,031
74,200	The Wendy's Co. ^	672,994
		851,025
Energy: 5.5%
112,500	Ardmore Shipping Corp.	1,660,500
23,698	Basic Energy Services, Inc. * ^	405,947
124,360	Kunlun Energy Co., Ltd.	206,311
84,375	Ocean Rig UDW, Inc. *	1,446,187
5,745	Schoeller-Bleckmann Oilfield Equipment AG	600,186
360,200	Xtreme Drilling & Coil Services Corp. *	1,196,624
		5,515,755
Food, Beverage & Tobacco: 0.6%
37,749	Craft Brew Alliance, Inc. *	570,765

Health Care Equipment & Services: 0.3%
3,570	HeartWare International, Inc. * ^	354,180

Media: 2.0%
42,750	Digital Generation, Inc. *	577,125
15,000	Nexstar Broadcasting Group, Inc.	720,750
13,052	Rentrak Corp. *	745,008
		2,042,883
Mining: 0.6%
49,800	Argonaut Gold, Inc. *	224,463
14,280	Badger Daylighting Ltd. *	397,340
		621,803
Pharmaceuticals, Biotechnology & Life Sciences: 8.2%
12,771	Aegerion Pharmaceuticals, Inc. * ^	766,005
7,900	Alexion Pharmaceuticals, Inc. * ^	1,253,967
6,000	Arrowhead Research Corp. *	92,040
46,045	BioDelivery Sciences International, Inc. * ^	361,453
6,000	Cempra, Inc. *	71,340
25,200	Dainippon Sumitomo Pharma Co., Ltd.	435,580
29,594	Enanta Pharmaceuticals, Inc. * ^	1,082,548

7,419	GW Pharmaceuticals PLC - ADR *	416,132
39,723	Idera Pharmaceuticals, Inc. * ^	184,315
1,255	Intercept Pharmaceuticals, Inc. * ^	377,604
20,354	Medivation, Inc. * ^	1,620,178
3,310	Relypsa, Inc. *	109,429
16,500	Santen Pharmaceutical Co., Ltd.	699,276
34,973	Sarepta Therapeutics, Inc. * ^	852,642
		8,322,509
Retailing: 0.4%
5,000	TripAdvisor, Inc. * ^	385,950

Semiconductors & Semiconductor Equipment: 2.2%
21,000	Cirrus Logic, Inc. * ^	367,710
108,522	Ferrotec Corp.	708,468
38,499	PLX Technology, Inc. *	232,919
56,850	Silicon Motion Technology Corp. - ADR	956,785
		2,265,882
Software & Services: 12.0%
8,838	58.com, Inc. - ADR *	332,397
8,253	Autohome, Inc. - ADR *	267,892
88,543	Brightcove, Inc. *	950,952
75,522	Constant Contact, Inc. *	2,039,849
31,628	Digital Garage, Inc.	855,012
14,900	DWANGO Co., Ltd.	379,755
775	Google, Inc. - Class A * ^	915,252
405,418	Information Services Group, Inc. *	2,197,366
950	Linkedin Corp. *	204,450
182,215	Saba Software, Inc. *	2,368,795
20,000	VeriSign, Inc. * ^	1,175,000
9,370	Wirecard AG	410,336
		12,097,056
Technology Hardware & Equipment: 7.9%
88,205	Agilysys, Inc. *	1,155,485
1,900	Apple, Inc. ^	951,140
13,600	Maruwa Co., Ltd.	466,556
42,000	Methode Electronics, Inc. ^	1,413,720
17,463	QUALCOMM, Inc. ^	1,296,104
97,397	RMG Networks Holding Corp. *	456,792
39,255	Sierra Wireless, Inc. *	803,157
101,070	Vishay Precision Group, Inc. *	1,439,237
		7,982,191
Telecommunication Services: 0.7%
255,000	Towerstream Corp. *	724,200

Transportation: 4.7%
245,275	Aegean Marine Petroleum Network, Inc.	2,232,003
11,200	AMERCO ^	2,494,576
		4,726,579
TOTAL COMMON STOCKS
(Cost $51,193,157)		50,735,758

SHORT-TERM INVESTMENTS: 44.2%
Money Market Funds: 44.2%
44,732,355	Fidelity Institutional Money Market - Government Portfolio, 0.010% **	44,732,355
TOTAL SHORT-TERM INVESTMENTS
(Cost $44,732,355)		44,732,355

TOTAL INVESTMENTS IN SECURITIES: 94.3%
(Cost $95,925,512)		95,468,113
Other Assets in Excess of Liabilities: 5.7%		5,736,142
TOTAL NET ASSETS: 100.0%		$101,204,255

*	Non-income producing security
**	7-day yield as of January 31, 2014
^	All or a portion of the shares have been committed as collateral for securities sold short.
ADR	American Depositary Receipt
PLC	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Balter Long/Short Equity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT JANUARY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS
Capital Goods
24,375	Aegion Corp.	$500,175
15,750	Astec Industries, Inc.	585,900
32,500	CNH Industrial NV	342,550
5,625	Erickson Air-Crane, Inc.	108,675
8,992	FLSmidth & Co. A/S	479,149
16,550	John Bean Technologies Corp.	510,899
8,000	Joy Global, Inc.	422,320
5,984	Lindsay Corp.	508,640
38,000	NCI Building Systems, Inc.	700,720
7,220	Powell Industries, Inc.	443,380
12,181	TAL International Group, Inc.	524,148
23,321	Titan International, Inc.	390,860
		5,517,416
Commercial & Professional Services
15,124	ACCO Brands Corp.	87,871
25,000	InnerWorkings, Inc.	188,500
35,812	Knoll, Inc.	594,479
43,000	Odyssey Marine Exploration, Inc.	83,420
		954,270
Energy
40,008	Cosan Ltd.	462,492
22,710	Nuverra Environmental Solutions, Inc.	328,387
25,822	Renewable Energy Group, Inc.	258,478
		1,049,357
Food & Staples Retailing
29,424	Fairway Group Holdings Corp.	345,732

Food, Beverage & Tobacco
5,812	Green Mountain Coffee Roasters, Inc.	470,772

Health Care Equipment & Services
8,500	Bio-Reference Laboratories, Inc.	228,565
9,463	Chemed Corp.	746,820
5,000	Essilor International SA	502,596
15,000	ExamWorks Group, Inc.	461,850
10,204	Hill-Rom Holdings, Inc.	370,099
11,116	ResMed, Inc.	484,769
		2,794,699
Household & Personal Products
15,014	Inter Parfums, Inc.	488,556

Materials
9,264	Balchem Corp.	505,073
940	CF Industries Holdings, Inc.	217,009
11,000	UMICORE	470,740
		1,192,822

Media
23,022	Media General, Inc.	410,482

Pharmaceuticals, Biotechnology & Life Sciences
10,000	Bruker Corp.	203,500
25,000	Eisai Co., Ltd.	964,814
9,000	Foundation Medicine, Inc.	269,460
400	Galenica AG	381,625
10,026	Orexo AB	265,517
2,905	Questcor Pharmaceuticals, Inc.	194,664
13,401	Raptor Pharmaceutical Corp.	208,385
		2,487,965
Retailing
5,300	Blue Nile, Inc.	228,218
13,125	CST Brands, Inc.	419,081
		647,299
Software & Services
2,750	FactSet Research Systems, Inc.	290,868
9,200	Fleetmatics Group PLC	368,092
15,750	Forrester Research, Inc.	591,255
11,250	Heartland Payment Systems, Inc.	484,988
4,200	International Business Machines Corp.	742,056
16,875	Mantech International Corp.	491,062
1,875	MicroStrategy, Inc.	235,687
3,939	Pandora Media, Inc.	142,080
16,220	Textura Corp.	509,957
2,770	Yelp, Inc.	210,381
		4,066,426
Technology Hardware & Equipment
3,436	3D Systems Corp.	267,080
7,488	Measurement Specialties, Inc.	413,113
		680,193
TOTAL COMMON STOCKS
(Proceeds $21,677,230)		21,105,989

EXCHANGE TRADED FUNDS
11,800	iShares Inc., MSCI Australia ETF	271,872
5,300	iShares Inc., MSCI South Korea ETF	312,912
		584,784
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $612,194)		584,784

EXCHANGE TRADED NOTES
4,013	iPATH S&P 500 VIX Short-Term Futures ETN	198,684
TOTAL EXCHANGE TRADED NOTES
(Proceeds $180,628)		198,684

REAL ESTATE INVESTMENT TRUSTS
6,246	Corrections Corporation of America	209,678
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $200,718)		209,678

TOTAL SECURITIES SOLD SHORT
(Proceeds $22,670,770)		$22,099,135

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
ETN	Exchange-Traded Note
PLC	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows+:

Cost of investments				$95,925,512
Gross unrealized appreciation				2,208,899
Gross unrealized depreciation				(2,666,298)
Net unrealized depreciation				$(457,399)

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund has not existed for a full fiscal year.

Summary of Fair Value Exposure at January 31, 2014 (Unaudited)
The Balter Long/Short Equity Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2014. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$50,735,758	$-	$-	$50,735,758
Short-Term Investments	44,732,355	-	-	44,732,355
Total Investments in Securities	$95,468,113	$-	$-	$95,468,113
Securities sold short at fair value
Common Stocks	$21,105,989	$-	$-	$21,105,989
Investment Companies	783,468	-	-	783,468
Real Estate Investment Trusts	209,678	-	-	209,678
Total Securities Sold Short	$22,099,135	$-	$-	$22,099,135

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date        March 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date        March 20, 2014

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date        March 21, 2014

* Print the name and title of each signing officer under his or her signature.